Net Debt - Additional Information (Detail) € in Millions	1 Months Ended	12 Months Ended
	Feb. 23, 2022	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of debt [line items]
Effective Interest rate on liquid investment		0.10%		1.10%		0.10%	0.10%	1.10%
Effective Interest rate on cash and cash equivalents		0.60%	0.60%	0.30%	0.30%
Commercial paper issued		£ 252,000,000		£ 17,000,000
Weighted average interest rate on current bank loans and overdrafts		7.90%		5.80%		7.90%	7.90%	5.80%
Long-term borrowings		£ 20,572,000,000		£ 23,425,000,000
Average effective pre-swap interest rate notes		3.30%	3.30%	3.60%	3.60%
Cash and cash equivalents		£ 4,274,000,000		£ 6,292,000,000					£ 4,707,000,000
Percentage on coupon notes				0.00%	0.00%
US commercial paper program [member]
Disclosure of debt [line items]
Commercial paper authorized		7,400,000,000				$ 10,000,000,000
Commercial paper issued				£ 17,000,000				$ 25,000,000
EURO Commercial Paper Program [Member]
Disclosure of debt [line items]
Commercial paper authorized		5,000,000,000
Commercial paper issued		252,000,000					€ 300
Floating interest rate [member]
Disclosure of debt [line items]
Liquid investment		2,000,000		78,000,000
Cash and cash equivalents		3,906,000,000		6,100,000,000
Fixed interest rate [member]
Disclosure of debt [line items]
Liquid investment		59,000,000		0
Cash and cash equivalents		£ 39,000,000		£ 9,000,000
Commercial paper [member]
Disclosure of debt [line items]
Weighted average interest rate of borrowings		(0.50%)	(0.50%)	2.40%	2.40%
Letter of credit 1 [member]
Disclosure of debt [line items]
Pledged investments value		£ 42,000,000	$ 56,000,000	£ 37,000,000	$ 50,000,000
364 day committed facilities [member] | US commercial paper program [member]
Disclosure of debt [line items]
Credit Facility available amount		1,900,000,000				$ 2,500,000,000
Three -year commitment facility [member] | US commercial paper program [member]
Disclosure of debt [line items]
Credit Facility available amount		1,900,000,000
Non interest bearing [member]
Disclosure of debt [line items]
Cash and cash equivalents		329,000,000		183,000,000
Three -year commitment facility [member] | UsCommercial Paper Program Member [Member] | Replacement Of Revolving Credit Facilities [Member]
Disclosure of debt [line items]
Borrowings, maturity	September 2025
364 day committed facilities [member] | UsCommercial Paper Program Member [Member] | Replacement Of Revolving Credit Facilities [Member]
Disclosure of debt [line items]
Borrowings, maturity	September 2023
Later than 5 years [member]
Disclosure of debt [line items]
Long-term borrowings		£ 11,700,000,000		£ 13,300,000,000
Later than 5 years [member] | Bottom of range [member]
Disclosure of debt [line items]
Interest at effective rates		1.40%	1.40%
Repayment dates		2027	2027
Later than 5 years [member] | Top of range [member]
Disclosure of debt [line items]
Interest at effective rates		6.40%	6.40%
Repayment dates		2045	2045
Matures in December 2019 [member]
Disclosure of debt [line items]
Average effective pre-swap interest rate on short term notes		3.00%		0.00%		3.00%	3.00%	0.00%
Matures In May 2021 [Member]
Disclosure of debt [line items]
Coupon note interest rate		0.35%				0.35%	0.35%
Matures In September 2021 [Member]
Disclosure of debt [line items]
Coupon note interest rate		0.60%				0.60%	0.60%